Right of use assets - (Details 1) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 379,851	$ 4,556	₨ 585,003
Non-current lease liabilities	2,662,988	$ 31,940	1,866,176
Total	₨ 3,042,839		₨ 2,451,179	₨ 2,207,403